Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 1,892		$ 1,024
Prepaid contract research costs	201	$ 262	169
Research and development tax credit	248	579	1,131
Value added tax receivable	6,145	5,633	4,315
Deferred financing costs	222	3,855	38
Prepaid expenses and other current assets	$ 13,043	14,203	$ 6,677
Legacy Gelesis Inc [Member]
Prepaid expenses		$ 3,874